Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure For Contingencies Commitments And Restrictions On Distribution Of Profits [Abstract]
Schedule of commitments

Country	Concession	Number of Airports	Concession Start Date	Current Concession End Date	Extension Details
Argentina	AA2000	35[1]	1998	2028	10 years
	NQN	1	2001	2021	5 years
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2046
	TA (ADF)	1	2003 (2014)	2043
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	Puerta del Sur	1	2003	2033
	CAISA	1	1993 (2008)	2019[2]
Ecuador	TAGSA	1	2004	2029
	ECOGAL	1	2011	2026
Armenia	AIA	2	2002	2032	Option to renew every 5 years
Peru	AAP	5	2011	2036	Extendable to 2071
Total		52

1.	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.
2.	See extension details in Note 30.

Schedule of performance bonds in the amounts and for the events
Event	Amount of the Performance Bond (in R$)	Amount of the Performance Bond (in USD)
Natal Concession Agreement
Phase I of the Natal Concession Agreement	65 million	16.8 million
Phase II of the Natal Concession Agreement (from the formal commencement of Phase II until the end of the contract)	6.5 million	1.8 million
Current amount of Phase II	11.9 million	3.1 million
Investment Trigger of the Natal Concession Agreement	10% of the amount of planned investments

Brasilia Concession Agreement
During Phase I-B of the Brasilia Concession Agreement	266.7 million	68.8 million
After completion of Phase I-B of the Natal Concession Agreement or at the termination of the contract	133.3 million	34.4 million
Current amount of Phase II (*)	171.1 million	44.2 million
Investment Trigger of the Brasilia Concession Agreement	10% of the amount of planned investments
Upon termination of the Brasilia Concession Agreement, for a period of 24 months after the termination of the agreement.	19.1 million	4.9 million

(*) Insurance granted by a Guarantee letter of CAAP signed with Zurich Brazil on December 14, 2018 for R$ 224 million.

Schedule of equity Luxembourg laws and regulations
	At December 31, 2018	At December 31, 2017	At December 31, 2016
Share capital	160,022	1,500,000	20
Share Premium	180,486	-	-
Legal reserve	176	2	2
Free distributable reserves	385,055	385,055	1,907,328
Non-distributable reserves	1,351,883	-	-
Retained earnings	(72,231)	31,206	27,723
Total equity in accordance with Luxembourg law	2,005,391	1,916,263	1,935,073